OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 10 – OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of the following:

	December 31,
	2019	2018
Other taxes payable	$3,614,082	$3,548,227
Accrued payroll & welfare	13,623	13,805
Accrued expense & liability	191,918	365,304
Interest payable	—	4,148
Others	55,906	49,081
	$3,875,529	$3,980,565